Commitments and Other Accrued Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Line Items]
Operating lease agreement end date	Feb. 28, 2015
Cash security deposit	$ 278,604
Operating lease rent expense	979,766	$ 973,765
License fees payable		$ 95,000
ISU Abxis | Maximum
Commitments and Contingencies Disclosure [Line Items]
Potential milestone payments	$ 2,000,000